Investment Strategy - US Vegan Climate ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2018 by Beyond Advisors Ltd (the “Index Provider”), the index provider and parent to the Fund’s investment adviser, Beyond Investing LLC (the “Adviser”), and is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
Beyond Investing US Vegan Climate Index
The Index’s construction begins with the constituents of the Solactive US Large Cap Index, consisting of approximately 500 of the largest U.S.-listed companies (the “Large Cap Equity Universe”). From the Large Cap Equity Universe, companies are excluded from the Index if they derive more than a de minimis proportion (i.e., more than 2%, generally) of their total revenue from products and services directly related to one or more of the following areas of concern (the “Prohibited Activities”):

Animals	•Animal testing •Animal-derived products, animal farming, and other exploitation activities •Animals in sport and entertainment •Research, development, and use of genetically engineered animals

Planet
•Extraction or refining, or services principally related to the extraction or refining, of fossil fuels
•Burning of fossil fuels for energy production
•Other activities having a significant negative environmental impact (e.g., high carbon intensity activities, high climate change impact, habitat destruction), unless the applicable company undertakes positive initiatives that effectively counteract those impacts (e.g., having publicly announced and undertaken policies upon which the company provides regular reporting that enables the public to measure the degree to which the environmental impact has been reduced)

People
•Production of tobacco products
•Armaments and products specifically designed for military and defense uses
•Contributions to the abuse of human rights or lack of robust, detailed, and independently published policies covering human rights and child/forced labor

If a company’s primary business line implicates one or more Prohibited Activities, such company will automatically be excluded from the Index. If a company is engaged in multiple business lines, the identification of Prohibited Activities will be based on the company’s published materials, regulatory filings, websites, and product catalogues. If such additional sources do not objectively determine whether a company is engaged in Prohibited Activities, the company will be asked directly about its engagement in Prohibited Activities. Additionally, financial firms, accounting firms, and business service providers that provide services to companies excluded from the Index due to participation in Prohibited Activities are excluded from the Index if a disproportionately high portion of such service provider’s total revenue or business activities (as compared to the portion of revenue or business activities of other service providers) is from such excluded companies or if such service provider’s services are specifically targeted at companies involved in Prohibited Activities.
The remaining companies in the Large Cap Equity Universe (the “Large Cap Constituents”) are initially market capitalization weighted. All Large Cap Constituents with an initial market capitalization weight greater than 1.5% will have their weight adjusted to ensure that no company’s weight exceeds 5% at the time of each semi-annual reconstitution of the Index and to reallocate excess weight to such companies with weights above 1.5% but below the 5% threshold.
If after weighting the Large Cap Constituents as described above, the weight of any industry group in the Index would be more than 2% below the weight of the corresponding industry group of the Solactive US Large Cap Index, the Index will add the next largest securities from that industry group in the Solactive US Large & Mid Cap Index that are not engaged in Prohibited Activities (based on the same rules applicable to the Large Cap Constituents), one by one, and weight them based on their market capitalization until the weight of the applicable industry group in the Index is within 0.5% of the weight of the corresponding industry group of the Solactive US Large Cap Index.
As of October 31, 2025, there were 252 companies in the Index and a significant portion of the Index was comprised of companies in the communications services, financial, and information technology sectors.
The Index is reconstituted based on the above-described methodology on the first Wednesday of each June and December, based on data as of ten business days prior to each reconstitution.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index and that do not derive more than a de minimis proportion of their total revenue from Prohibited Activities. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities that are traded principally in the United States.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities that are traded principally in the United States. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.